Financial information of the parent company (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OTHER ASSET
Total asset	$ 88,904,053	$ 89,360,588
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	58,264,162	51,922,531
SHAREHOLDERS’ EQUITY
Additional paid-in capital	14,316,883	11,578,633
Statutory reserves	3,433,589	3,433,589
Retained earnings	14,258,161	24,455,403
Accumulated other comprehensive loss	(1,429,733)	(2,210,909)
Total shareholders’ equity	30,639,891	37,438,057	$ 32,086,243	$ 25,559,911
Total liabilities and shareholders’ equity	88,904,053	89,360,588
Parent Company [Member]
OTHER ASSET
Investment in subsidiaries	30,612,713	37,283,779
Total asset	30,612,713	37,283,779
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0025 par value, 20,000,000 shares authorized, 12,325,000 and 10,825,000 shares outstanding as of December 31, 2025 and 2024	33,813	27,063
Additional paid-in capital	147,316,883	11,578,633
Statutory reserves	3,433,589	3,433,589
Retained earnings	14,258,161	24,455,403
Accumulated other comprehensive loss	(1,429,733)	(2,210,909)
Total shareholders’ equity	30,612,713	37,283,779
Total liabilities and shareholders’ equity	$ 30,612,713	$ 37,283,779